Organization and Operations (Details) $ in Thousands					12 Months Ended		92 Months Ended
	Dec. 31, 2021 item m³	Oct. 26, 2021	Apr. 01, 2019 USD ($) m³	May 12, 2014 item	Dec. 31, 2021 item	Dec. 31, 2019 m³	Dec. 31, 2021 item
Organization and Operations
Number of LNG carriers acquired on IPO | item				3
Percentage of ownership in each entity acquired							100.00%
Number of entities acquired | item							15
Number of vessels owned | item	14				14		14
Number of vessels under leaseback | item	1				1		1
GAS-twelve Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%		100.00%
LNG Cargo capacity (in cbm) | m³	174,000		174,000
Aggregate purchase price | $			$ 214,000
GAS-three Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
LNG Cargo capacity (in cbm) | m³	155,000
Leaseback bareboat charter period in years		5 years
GasLog Ltd.
Organization and Operations
General partner interest in GasLog Partners	2.00%				2.00%	2.00%	2.00%
GasLog Ltd. | GasLog Partners LP
Organization and Operations
Ownership interest in subsidiary (in percent)					33.30%
General partner interest in GasLog Partners	2.00%				2.00%		2.00%
GasLog Ltd. | General partner
Organization and Operations
Ownership interest in subsidiary (in percent)					100.00%
Cool Pool
Organization and Operations
Maximum period of Cool Pool vessels as agents for owners						1 year
Cool Pool | Maximum
Organization and Operations
LNG Cargo capacity (in cbm) | m³						170,000
Cool Pool | Minimum
Organization and Operations
LNG Cargo capacity (in cbm) | m³						155,000